Financing receivables - Changes in total allowance for CECL (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses		¥ 4,056		¥ 64,787		¥ 49,267
Provision for credit losses, Allowances for current expected credit losses		30		1,570		12,240
Write-offs, Allowances for current expected credit losses		(1,908)		(63,127)	[1]
Other, Allowances for current expected credit losses		238	[2]	826		3,280
Ending balance, Allowances for current expected credit losses		2,416		4,056		64,787
Allowances against receivables other than loans [Roll Forward]
Opening balance, Allowances against receivables other than loans	[3]	1,776		1,559		4,517
Provision for credit losses, Allowances against receivables other than loans	[3]	13,608	[4]	4		113	[4]
Charge-offs, Allowances against receivables other than loans	[3]				[1]	(1,231)
Other, Allowances against receivables other than loans	[2],[3]	247		213	[5]	(1,840)	[5]
Ending balance, Allowances against receivables other than loans	[3]	15,631		1,776		1,559
Total allowances for current expected credit losse [Roll Forward]
Opening balance, Total allowances for current expected credit losses		5,832		66,346		53,784
Provision for credit losses, Total allowances for current expected credit losses		13,638		1,574		12,353
Charge-offs, Total allowances for current expected credit losses		(1,908)		(63,127)	[1]	(1,231)
Other, Total allowances for current expected credit losses		485	[2]	1,039		1,440
Ending balance, Total allowances for current expected credit losses		18,047		5,832		66,346
Loans at banks [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses		1,126		2,434		1,282
Provision for credit losses, Allowances for current expected credit losses		(341)		672		1,161
Write-offs, Allowances for current expected credit losses				(1,523)	[1]
Other, Allowances for current expected credit losses			[2]	(457)		(9)
Ending balance, Allowances for current expected credit losses		785		1,126		2,434
Short-term secured margin loans [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses
Provision for credit losses, Allowances for current expected credit losses
Write-offs, Allowances for current expected credit losses					[1]
Other, Allowances for current expected credit losses			[2]
Ending balance, Allowances for current expected credit losses
Corporate loans [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses		2,930		62,353		47,985
Provision for credit losses, Allowances for current expected credit losses		371		898		11,079
Write-offs, Allowances for current expected credit losses		(1,908)		(61,604)	[1]
Other, Allowances for current expected credit losses		238	[2]	1,283		3,289
Ending balance, Allowances for current expected credit losses		¥ 1,631		¥ 2,930		¥ 62,353

[1]	Includes ¥59,025 million of write-offs in connection with the U.S. Prime Brokerage Event during the year ended March 31, 2023.
[2]	Primarily includes recoveries and foreign exchange movements. The amounts of recoveries for the year ended March 31, 2022 and 2023 and 2024 were not significant.
[3]	Includes amounts recognized against collateralized agreements, customer contract assets and receivables and other receivables.
[4]	Following default by a U.S. client in connection with the U.S. Prime Brokerage Event in March 2021, an additional provision for credit losses of ¥9,289 million was recognized during the year ended March 31, 2022. A provision for credit losses in connection with settlement failures with a broker counterparty was recognized during the year ended March 31, 2024.
[5]	Includes a reduction in allowances for current expected credit losses of ¥2,535 million and ¥2,071 million in connection with the U.S. Prime Brokerage Event during the years ended March 31, 2022 and 2023 respectively.